Economic Dependency	9 Months Ended
Sep. 30, 2022
Economic Dependency [Abstract]
Economic Dependency
Note 5 – Economic Dependency
The Company will be dependent on the Adviser and its affiliates for certain services that are essential to it, including the sale of the Company’s shares of common stock, acquisition and disposition decisions, and certain other responsibilities. In the event that the Adviser and its affiliates are unable or unwilling to provide such services, the Company would be required to find alternative service providers. The Company may retain third parties, including certain of the Adviser’s affiliates, for necessary services relating to its investments or operations.